Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
The fair values and carrying values of the Company’s financial instruments at December 31, 2014 and December 31, 2013 which are required to be disclosed at fair value, but not recorded at fair value, are noted below.

	December 31, 2014		December 31, 2013
	Carrying Value	Fair Value	Carrying Value	Fair Value
Financial assets:
Cash and cash equivalents	$272,673	$272,673	$733,896	$733,896
Due from related parties	47,678	47,678	—	—
Prepaid expenses and other current assets	3,872	3,872	61	61
Assets held for sale	43,781	43,781	—	—

Financial liabilities:
Accounts payable and accrued expenses	$15,811	$15,811	$1,472	$1,472
Due to related parties	1,231	1,231	—	—
Bank loans	33,550	33,550	—	—
Senior Notes	73,625	57,133	—	—

Fair Value Measurements, Nonrecurring [Table Text Block]

	Year ended December 31, 2014		For the period from March 20, 2013 (date of inception) to December 31, 2013
	Total	Significant Unobservable Inputs (Level 3)	Total	Significant Unobservable Inputs (Level 3)
Assets held for sale	$43,781	$43,781	$—	$—